Consolidated Statements of Earnings - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Sales	$ 861,332	$ 794,012
Cost of sales
Cost of sales, excluding depletion	258,559	245,794
Depletion	256,826	252,287
Total cost of sales	515,385	498,081
Gross margin	345,947	295,931
General and administrative	54,507	51,650
Impairment of mineral stream interests	165,912
Earnings from operations	125,528	244,281
Gain on disposal of mineral stream interest	0	(245,715)
Other (income) expense	(274)	5,826
Earnings before finance costs and income taxes	125,802	484,170
Finance costs	48,730	41,187
Earnings before income taxes	77,072	442,983
Income tax recovery (expense)	9,066	(15,868)
Net earnings	$ 86,138	$ 427,115
Basic earnings per share	$ 0.19	$ 0.96
Diluted earnings per share	$ 0.19	$ 0.96
Weighted average number of shares outstanding
Basic	446,021	443,407
Diluted	446,930	443,862